Note 16 - Net Income (Loss) Per Share of Common Stock - Computation of Basic and Diluted Net Income (Loss) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Net income (loss)				$ 59,125	$ (17,152)
Deemed dividend related to Series A Redeemable Convertible Preferred Stock			$ (186)	(186)	0
Income allocated to participating securities	$ (7,511)	$ (6,619)	(5,980)	(5,240)	0
Net income (loss) attributable to common shareholders				$ 53,699	$ (17,152)
Weighted average shares outstanding — basic (in shares)				7,385,348	5,993,013
Income (loss) from continuing operations (in dollars per share)				$ 7.27	$ (2.86)
Net loss				$ (11,370)	$ (17,947)
Weighted average shares outstanding — basic (in shares)				7,385,348	5,993,013
Income (loss) from discontinued operations (in dollars per share)				$ (1.54)	$ (3.00)
Income allocated to participating securities	$ (7,508)	$ (6,618)	$ (5,975)	$ (5,227)	$ 0
Net income (loss) attributable to common shareholders				$ 53,712	$ (17,152)
Shares used in computing net income (loss) per share of common stock, basic –(Note 16) (in shares)	7,356,952	7,319,279	7,338,853	7,385,348	5,993,013
Dilutive effect of warrants (in shares)				20,285	0
Dilutive effect of RSUs (in shares)				1,353	0
Weighted average shares outstanding — diluted (in shares)	7,360,453	7,321,022	7,345,954	7,406,986	5,993,013
Income (loss) from continuing operations (in dollars per share)				$ 7.25	$ (2.86)
Income (loss) from discontinued operations (in dollars per share)				$ (1.53)	$ (3.00)